Intangible assets excluding goodwill - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 77	€ 415
Impairment loss recognised in profit or loss, intangible assets other than goodwill	171	101
Intangible assets other than goodwill	€ 3,466	€ 3,589	€ 3,322
Brand names, customer relationships, technology and other intangible assets [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Weighted average expected remaining life	8.2	9.3
Brand names [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 3	€ 11
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	52
Intangible assets other than goodwill	184	205	278
Brand names [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill	€ 333
Remaining amortisation period of intangible assets material to entity	13 years
Customer-related intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 56	17
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	16
Intangible assets other than goodwill	890	934	1,004
Customer-related intangible assets [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill	€ 252
Remaining amortisation period of intangible assets material to entity	18 years
Customer-related intangible assets [member] | Sleep & Respiratory Care business group [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill		€ 278
Remaining amortisation period of intangible assets material to entity		5 years
Product development [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 96	€ 16
Intangible assets other than goodwill	592	621	586
Product development [Member] | Diagnostic Imaging business group [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	56
Product development [Member] | Enterprise Diagnostic Informatics business group [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	34
Technology-based intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	24	330
Impairment loss recognised in profit or loss, intangible assets other than goodwill	66	9
Intangible assets other than goodwill	€ 961	€ 1,070	€ 824
Remaining amortisation period of intangible assets material to entity	10 years
Technology-based intangible assets [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 50